PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2022
Description	Shares	Value
Long-Term Investments 97.1%
Common Stocks
Automobiles 8.0%
Tesla, Inc.*	147,066	$111,514,265
Equity Real Estate Investment Trusts (REITs) 2.0%
SBA Communications Corp.	80,645	27,145,913
Food & Staples Retailing 3.2%
Costco Wholesale Corp.	95,570	44,556,645
Health Care Equipment & Supplies 4.3%
Dexcom, Inc.*	48,630	14,488,822
Intuitive Surgical, Inc.*	140,277	31,932,656
Straumann Holding AG (Switzerland)	104,295	13,312,215
		59,733,693
Health Care Providers & Services 3.5%
UnitedHealth Group, Inc.	97,565	48,468,341
Hotels, Restaurants & Leisure 2.2%
Airbnb, Inc. (Class A Stock)*	257,279	31,097,313
Interactive Media & Services 6.9%
Alphabet, Inc. (Class A Stock)*	19,212	43,711,911
Alphabet, Inc. (Class C Stock)*	18,600	42,422,508
ZoomInfo Technologies, Inc.*	254,829	10,292,543
		96,426,962
Internet & Direct Marketing Retail 11.7%
Amazon.com, Inc.*	54,805	131,761,633
MercadoLibre, Inc. (Brazil)*	38,868	30,545,584
		162,307,217
IT Services 8.3%
Adyen NV (Netherlands), 144A*	28,850	45,006,912
Mastercard, Inc. (Class A Stock)	178,488	63,875,501
Snowflake, Inc. (Class A Stock)*	57,350	7,320,727
		116,203,140

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 2.3%
Danaher Corp.	121,940	$32,170,211
Personal Products 2.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	158,484	40,357,951
Pharmaceuticals 5.8%
Eli Lilly & Co.	155,920	48,871,565
Novo Nordisk A/S (Denmark), ADR	290,150	32,032,560
		80,904,125
Semiconductors & Semiconductor Equipment 5.0%
ASML Holding NV (Netherlands)	36,829	21,224,185
NVIDIA Corp.	261,695	48,863,690
		70,087,875
Software 13.3%
Atlassian Corp. PLC (Class A Stock)*	58,901	10,444,325
Crowdstrike Holdings, Inc. (Class A Stock)*	75,245	12,038,448
HubSpot, Inc.*	33,516	11,318,018
Microsoft Corp.	531,270	144,436,375
Salesforce, Inc.*	41,985	6,727,676
		184,964,842
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	750,446	111,696,383
Textiles, Apparel & Luxury Goods 9.7%
Lululemon Athletica, Inc.*	109,625	32,086,141
LVMH Moet Hennessy Louis Vuitton SE (France)	94,260	60,896,873
NIKE, Inc. (Class B Stock)	359,973	42,782,791
		135,765,805

Total Long-Term Investments (cost $1,119,780,224)		1,353,400,681

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2022
Description	Shares	Value

Short-Term Investment 3.9%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $53,664,397)	53,664,397	$53,664,397

TOTAL INVESTMENTS 101.0% (cost $1,173,444,621)		1,407,065,078
Liabilities in excess of other assets (1.0)%		(13,983,091)

Net Assets 100.0%		$1,393,081,987

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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